Convertible Senior Notes - Additional Information (Details) - 0.125% Convertible Senior Notes Due 2025	1 Months Ended
	Sep. 30, 2020 USD ($) d $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Estimated fair value | $		$ 865,000,000	$ 783,000,000
Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 920,000,000
Stated interest rate	0.125%	0.125%
Proceeds from convertible senior notes, net of underwriting fees and offering costs | $	$ 908,000,000
Conversion ratio	0.0006944
Conversion price (in dollars per share) | $ / shares	$ 144.01
Issuance costs attributable to the liability component | $	$ 12,000,000
Effective interest rate	0.38%
Convertible Debt | Stock Price Trigger Measurement
Debt Instrument [Line Items]
Threshold number of trading days (day)	20
Threshold number of consecutive trading days (day)	30
Threshold percentage of stock price trigger	130.00%
Convertible Debt | Notes Price Trigger Measurement
Debt Instrument [Line Items]
Threshold number of trading days (day)	10
Threshold number of consecutive trading days (day)	10
Threshold percentage of stock price trigger	98.00%
Convertible Debt | Redemption, Option One
Debt Instrument [Line Items]
Threshold number of trading days (day)	20
Threshold number of consecutive trading days (day)	30
Threshold percentage of stock price trigger	130.00%
Redemption price, percentage	100.00%
Convertible Debt | Redemption, Option Two
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Redemption, threshold amount of principal outstanding | $	$ 80,000,000
Convertible Debt | Redemption, Option Three
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Convertible Debt | Redemption, Option Four
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Convertible Debt | Redemption, Option Five
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Redemption, ownership interest required to declare default	0.25